Financial Instruments - Schedule of Carrying Value and Fair Value of Financial Instruments by Categories (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	$ 7,346	$ 5,997
Financial assets at fair value through profit or loss mandatory	241	358
Financial assets at fair value through OCI equity instruments designated upon initial recognition	23	14
Financial assets at fair value through OCI mandatory	1,411	554
Financial assets total carrying value	9,021	6,923
Financial assets total fair value	9,061	6,952
Financial liabilities amortised cost	2,441	2,043
Financial liabilities at fair value through profit or loss mandatory	125	189
Financial liabilities at fair value through OCI mandatory		3
Financial liabilities total carrying value	2,566	2,235
Financial liabilities total fair value	2,566	2,235
Trade Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	362	377
Financial liabilities total carrying value	362	377
Financial liabilities total fair value	362	377
Lease liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	728	612
Financial liabilities total carrying value	728	612
Financial liabilities total fair value	728	612
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss mandatory	8	62
Financial liabilities at fair value through OCI mandatory		3
Financial liabilities total carrying value	8	65
Financial liabilities total fair value	8	65
Financial Liability Under Option Arrangements
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss mandatory	95	82
Financial liabilities total carrying value	95	82
Financial liabilities total fair value	95	82
Other Liabilities Including Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	1,351	1,054
Financial liabilities at fair value through profit or loss mandatory	22	45
Financial liabilities total carrying value	1,373	1,099
Financial liabilities total fair value	1,373	1,099
Cash and Cash Equivalents
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	3,380	2,465
Financial assets total carrying value	3,380	2,465
Financial assets total fair value	3,380	2,465
Liquid Mutual Funds | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	205	278
Financial assets total carrying value	205	278
Financial assets total fair value	205	278
Quoted Debt Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	294	244
Financial assets at fair value through OCI mandatory	1,408	404
Financial assets total carrying value	1,702	648
Financial assets total fair value	1,755	688
Unquoted Compulsorily Convertible Debentures
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	1
Unquoted Compulsorily Convertible Debentures | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	1
Financial assets total carrying value	1
Financial assets total fair value	1
Unquoted Equity and Preference Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	25	15
Unquoted Equity and Preference Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	2	1
Financial assets at fair value through OCI equity instruments designated upon initial recognition	23	14
Financial assets total carrying value	25	15
Financial assets total fair value	25	15
Unquoted Investments Others
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	10	7
Unquoted Investments Others | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	10	7
Financial assets total carrying value	10	7
Financial assets total fair value	10	7
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	2,639	2,443
Financial assets total carrying value	2,639	2,443
Financial assets total fair value	2,639	2,443
Unbilled Revenue
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	489	369
Financial assets total carrying value	489	369
Financial assets total fair value	489	369
Prepayments and Other Assets
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	544	476
Financial assets total carrying value	544	476
Financial assets total fair value	531	465
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	23	7
Financial assets at fair value through OCI mandatory	3	1
Financial assets total carrying value	26	8
Financial assets total fair value	$ 26	8
Fixed Maturity Plan Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value		65
Fixed Maturity Plan Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory		65
Financial assets total carrying value		65
Financial assets total fair value		65
Certificates of Deposit
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value		149
Certificates of Deposit | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI mandatory		149
Financial assets total carrying value		149
Financial assets total fair value		$ 149